Related Party Transactions - Summary of Components of the Capital Contributions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Contributions attributed to stock-based compensation	$ 380	$ 1,473
Capital contributions consisting of:
Allocation of administrative costs	295	396
Cash	210	19,715
Total capital contributions	505	20,111
Total capital contributions from Amprius Holdings	$ 885	$ 21,584